Other Long-Term Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Long-Term Assets	OTHER LONG-TERM ASSETS

As at December 31 (millions of dollars)	2021	2020
Right-of-Use assets (Note 23)	53	71
Other long-term assets	13	8
	66	79